Subsequent Events (Details) - Subsequent Event $ / shares in Units, $ in Millions	1 Months Ended
Jan. 31, 2018 USD ($) $ / shares
Management Companies from Teekay Corporation
Subsequent Event [Line Items]
Cash consideration	$ 16.1
Series E Preferred Units
Subsequent Event [Line Items]
Value of units sold in public offering	$ 120.0
Preferred units dividend rate	8.875%
Price per unit (USD per unit) | $ / shares	$ 25.00
Net proceeds from sale of units in public offering	$ 116.0
Liquidation preference per unit (USD per unit) | $ / shares	$ 25.00
Series E Preferred Units | Three-month LIBOR
Subsequent Event [Line Items]
Variable rate on dividend payment	6.407%
Series E Preferred Units | Underwriter's Over-allotment Option
Subsequent Event [Line Items]
Value of units sold in public offering	$ 5.0